UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    1 North Main Street, MINOT, ND 58703
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 1 North Main Street, MINOT, ND 58703
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-5292
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 06/30/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2009.

The cumulative negative impact on the global economy as the credit crunch quickly spread from the financial sector to the real economy has been most apparent in the very sharp contraction in global trade during the first quarter. This development primarily reflects the aftershocks of the near-seizure of global credit markets, notably of international trade finance and home loans as banks have aggressively reduced their asset growth. As this de-leveraging process accelerated, policymakers became very concerned about deflation. As a result, global monetary and fiscal policy settings have become ever more stimulatory to an historical extreme. In response to this subsequent risk of outright deflation, there was an unprecedented policy response in the worlds major economies, notably the U.S., the U.K., and Japan, where central banks went beyond zero interest rates to quantitative-easing, or the buying of government bonds in exchange for cash into the banking sector to reduce yields to as low as possible. In tandem with this monetary policy stimulus, the combination of tax cuts, one of the biggest public spending programs since World War II, directed spending towards target industries-notably automakers and capital infusions by the government into distressed banks has dramatically swelled multi-year public sector financial commitments leading to spiraling budget deficits and future inflation risk. Nearing the end of the first quarter, green shoots appeared in economic data including positive personal consumption expenditures and a bounce in February housing starts and new durable good orders.

The second quarter story told by the economic numbers was that of stability. Real GDP began to stabilize as a number of economic statistics improved or at least leveled. The ISM manufacturing index rose for the sixth month in a row, albeit from an extremely low level at year-end. While the level still indicated a contraction in economic activity, this index should continue higher as auto production resumes after the spring shut downs and with passage of the cash for clunkers legislation. More broadly, the depressed inventory levels indicated in the past two GDP quarterly data series portend stronger growth. Economists estimate the restocking of inventories should add 1.0 to 1.5% to GDP in each of the next two quarters. Foreign economies also stabilized or are doing better. Led by China but seen elsewhere, the significant stimulus efforts are beginning to have an effect. On the other hand, unemployment continues to rise and estimates of business spending remain discouragingly low. Going forward, while confidence has increased the biggest concern remains the labor market. The single most important thing is consumer spend. It is almost 70% of the economy.

The first quarter of 2009 began with a continuation of the aggressive bear market that plagued the world since last fall. Toward the end of the quarter, the market rallied on scattered improvement in economic data, driven by strength in the least defensive sectors, including energy, autos, consumer discretionary and producer durables. Even as the broad S&P 500 rose 8.5% in March for its best one-month percentage gain since October 2002, uncertainty about the struggling economy left the benchmark U.S. Stock index down 11.7% for Q1. The S&P 500 marked its sixth consecutive quarterly decline, matching the longest streak of quarterly drops that stretched from the end of 1968 to the end of the second quarter of 1970. This time, the S&Ps cumulative slide for the past six quarters was 47.7%, compared with a 30.6% drop 39 years ago. For the quarter, the Russell 1000 Value declined 16.77% while the Russell 2000 Value fell 19.64%. The second quarter of 2009 began with a continuation of the strong rally off the multi-year lows established in early March. Healing began in the banking system and credit markets, and experts are more optimistic about the impact of massive fiscal stimulus and monetary policy initiatives. Measures of financial stress, including bond spreads, steadily decreased as investors regained some of their appetite for risk. Fears of a depression scenario began to fade. The pessimism surrounding the market also began to ebb, and this can be seen clearly by the sectors that lead the market. The consumer discretionary sector was the strongest, followed by the information technology, energy and materials. The common thread is clear;
all of these sectors stand to benefit strongly in a recovery. Key benchmark indicies S&P 500, Russell 1000 Value, and Russell 2000 Value rose 15.93%, 16.70%, and 18.00%, respectively for the quarter.

The market for municipal bonds or munis was hit hard when the financial markets froze up last year. Additionally, a muni safety net was ripped apart by the market meltdown, which severely hit two major bond insurers, MBIA Inc. and Ambac Financial Group and the backstop they provided for munis. This resulted in eroding credit ratings that have knocked what had been top rung AAA-rated muni bonds down a couple of notches to single A or even BBB territory. But after many investors fled munis late last year, things began to look up. Municipal bonds significantly outperformed US Treasuries in the first quarter. Investors began to unwind their flight-to-quality trade in Treasuries and returned to the muni market, as their willingness to assume some risk returned. The flight-from-quality trade continued in Q2 spurring healthy returns in the muni market due to the increasing risk appetite for investors. In addition, investors reinvested interest payments as well as maturing and called bonds. This new buying power combined with the virtually non-existent yields available on already large cash positions drove demand for munis. Credit yield spreads, which were historically wide, narrowed as investors, now willing to assume some risk, were attracted by the higher yields.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,




Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 6.22% (at net asset value with distributions reinvested) for the six months ended June 30, 2009.

The market for municipal bonds or munis was hit hard when the financial markets froze up last year. Additionally, a muni safety net was ripped apart by the market meltdown, which severely hit two major bond insurers, MBIA Inc. and Ambac Financial Group and the backstop they provided for munis. This resulted in eroding credit ratings that have knocked what had been top rung AAA-rated muni bonds down a couple of notches to single A or even BBB territory. But after many investors fled munis late last year, things began to look up. Municipal bonds significantly outperformed US Treasuries in the first quarter. Investors began to unwind their flight-to-quality trade in Treasuries and returned to the muni market, as their willingness to assume some risk returned. As a result, the Fund's share price advanced moderately. The flight-from-quality trade continued in Q2 spurring healthy returns in the muni market due to the increasing risk appetite for investors. In addition, investors reinvested interest payments as well as maturing and called bonds. This new buying power combined with the virtually non-existent yields available on already large cash positions drove demand for munis and the Funds share price rose strongly. Credit yield spreads, which were historically wide, narrowed as investors, now willing to assume some risk, were attracted by the higher yields.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was A+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.



VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2009 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Barclays Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund          Barclays
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 31, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136
January 31, 2007                    $13,307                    $13,933                 $15,097
February 28, 2007                   $13,492                    $14,126                 $15,296
March 31, 2007                      $13,472                    $14,105                 $15,258
April 30, 2007                      $13,462                    $14,094                 $15,303
May 31, 2007                        $13,413                    $14,043                 $15,236
June 30, 2007                       $13,346                    $13,973                 $15,157
July 31, 2007                       $13,514                    $14,149                 $15,273
August 31, 2007                     $13,450                    $14,082                 $15,208
September 30, 2007                  $13,653                    $14,295                 $15,433
October 31, 2007                    $13,743                    $14,389                 $15,502
November 30, 2007                   $13,773                    $14,420                 $15,602
December 31, 2007                   $13,722                    $14,367                 $15,645
January 31, 2008                    $13,946                    $14,602                 $15,842
February 29, 2008                   $13,642                    $14,283                 $15,117
March 31, 2008                      $13,620                    $14,261                 $15,549
April 30, 2008                      $13,663                    $14,395                 $15,731
May 31, 2008                        $13,749                    $14,395                 $15,827
June 30, 2008                       $13,651                    $14,293                 $15,648
July 31, 2008                       $13,841                    $14,491                 $15,708
August 31, 2008                     $13,925                    $14,580                 $15,891
September 30, 2008                  $13,435                    $14,067                 $15,146
October 31, 2008                    $13,185                    $13,805                 $14,992
November 30, 2008                   $13,313                    $13,939                 $15,040
December 31, 2008                   $13,083                    $13,697                 $15,259
January 31, 2009                    $13,458                    $14,090                 $15,818
February 28, 2009                   $13,486                    $14,120                 $15,900
March 31, 2009                      $13,468                    $14,101                 $15,903
April 30, 2009                      $13,745                    $14,391                 $16,221
May 31, 2009                        $13,921                    $14,576                 $16,393
June 30, 2009                       $13,896                    $14,549                 $16,239

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/09. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Barclays Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2009       One Year   Three Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        1.79%       2.77%        2.97%         3.87%
Including Sales Charge       -2.04%       1.48%        2.18%         3.47%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75. Therefore, the total returns, for the five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 8.44% (at net asset value with distributions reinvested) for the six months ended June 30, 2009.

The market for municipal bonds or munis was hit hard when the financial markets froze up last year. Additionally, a muni safety net was ripped apart by the market meltdown, which severely hit two major bond insurers, MBIA Inc. and Ambac Financial Group and the backstop they provided for munis. This resulted in eroding credit ratings that have knocked what had been top rung AAA-rated muni bonds down a couple of notches to single A or even BBB territory. But after many investors fled munis late last year, things began to look up. Municipal bonds significantly outperformed US Treasuries in the first quarter. Investors began to unwind their flight-to-quality trade in Treasuries and returned to the muni market, as their willingness to assume some risk returned. As a result, the Funds share price advanced moderately. The flight-from-quality trade continued in Q2 spurring healthy returns in the muni market due to the increasing risk appetite for investors. In addition, investors reinvested interest payments as well as maturing and called bonds. This new buying power combined with the virtually non-existent yields available on already large cash positions drove demand for munis and the Fund's share price rose strongly. Credit yield spreads, which were historically wide, narrowed as investors, now willing to assume some risk, were attracted by the higher yields.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was A+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.




VIKING TAX FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2009 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax Free Fund for North Dakota vs. the Barclays Municipal Bond
Index

[Comparative index graph]

                              Viking Tax Free Fund       Viking Tax Free Fund          Barclays
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136
January 31, 2007                    $13,499                    $14,134                 $15,097
February 28, 2007                   $13,685                    $14,328                 $15,296
March 31, 2007                      $13,665                    $14,307                 $15,258
April 30, 2007                      $13,656                    $14,298                 $15,303
May 31, 2007                        $13,607                    $14,247                 $15,236
June 30, 2007                       $13,500                    $14,135                 $15,157
July 31, 2007                       $13,670                    $14,340                 $15,273
August 31, 2007                     $13,578                    $14,217                 $15,208
September 30, 2007                  $13,836                    $14,487                 $15,433
October 31, 2007                    $13,941                    $14,596                 $15,502
November 30, 2007                   $13,998                    $14,656                 $15,602
December 31, 2007                   $13,921                    $14,575                 $15,645
January 31, 2008                    $14,132                    $14,796                 $15,842
February 29, 2008                   $13,718                    $14,363                 $15,117
March 31, 2008                      $13,753                    $14,399                 $15,549
April 30, 2008                      $13,811                    $14,460                 $15,549
May 31, 2008                        $13,912                    $14,566                 $15,827
June 30, 2008                       $13,903                    $14,556                 $15,648
July 31, 2008                       $14,091                    $14,753                 $15,708
August 31, 2008                     $14,163                    $14,828                 $15,891
September 30, 2008                  $13,504                    $14,139                 $15,146
October 31, 2008                    $13,171                    $13,790                 $14,992
November 30, 2008                   $13,386                    $14,015                 $15,040
December 31, 2008                   $13,241                    $13,863                 $15,259
January 31, 2009                    $13,622                    $14,262                 $15,818
February 28, 2009                   $13,697                    $14,341                 $15,900
March 31, 2009                      $13,610                    $14,249                 $15,903
April 30, 2009                      $13,979                    $14,636                 $16,221
May 31, 2009                        $14,204                    $14,872                 $16,393
June 30, 2009                       $14,358                    $15,033                 $16,239



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 08/03/99-06/30/09. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Barclays Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through June 30, 2009       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        3.28%       3.54%        3.52%         4.20%
Including Sales Charge       -0.64%       2.22%        2.73%         3.80%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns, for the five year and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President and CEO, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of -0.65% (at net asset value) for the six months ended June 30, 2009.

The first quarter of 2009 began with a continuation of the aggressive bear market that plagued the world since last fall. Toward the end of the quarter, the market rallied on scattered improvement in economic data, driven by strength in the lest defensive sectors, including energy, autos, consumer discretionary and producer durables. Even as the broad S&P 500 rose 8.5% in March for its best one-month percentage gain since October 2002, uncertainty about the struggling economy left the benchmark U.S. Stock index down 11.7% for Q1. The S&P 500 marked its sixth consecutive quarterly decline, matching the longest streak of quarterly drops that stretched from the end of 1968 to the end of the second quarter of 1970. This time, the S&P cumulative slide for the past six quarters was 47.7%, compared with a 30.6% drop 39 years ago. For the quarter, the Russell 1000 Value declined 16.77% while the Fund shed 15.40%. The Funds basic materials sector was a strong contributor to relative performance because stock selection in the metals and gold industries was outstanding. Likewise, solid stock selection drove performance in the consumer discretionary sector. On the negative side, the financial sector led the way in relative underperformance, despite our underweight position. Stock selection in that sector was particularly poor in the bank and insurance areas.

The second quarter of 2009 began with a continuation of the strong rally off the multi-year lows established in early March. Healing began in the banking system and credit markets, and experts are more optimistic about the impact of massive fiscal stimulus and monetary policy initiatives. Measures of financial stress, including bond spreads, steadily decreased as investors regained some of their appetite for risk. Fears of depression scenario began to fade. The pessimism surrounding the market also began to ebb, and this can be seen clearly by the sectors that lead the market. The consumer discretionary sector was the strongest, followed by information technology, energy and materials. The common thread is clear; all of these sectors stand to benefit strongly in a recovery. Key benchmark indicies S&P 500 and Russell 1000 Value rose 15.93%, and 16.70% respectively for the quarter, while the Fund climbed 17.44%. Results were driven by outperformance in the consumer discretionary, financial, and materials sectors, while industrials and cash were the only two areas that produced negative relative performance in the quarter.

We are steadfast in our commitment to finding well managed companies with strong balance sheets and free cash flow that are selling at discount valuations to the market. Long-term total return and capital preservation remains the investment objective of the Fund.



VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2009 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657
January 31, 2007                    $13,473                    $14,214                 $16,870
February 28, 2007                   $13,301                    $14,033                 $16,607
March 31, 2007                      $13,655                    $14,406                 $16,864
April 30, 2007                      $14,262                    $15,047                 $17,487
May 31, 2007                        $14,910                    $15,730                 $18,118
June 30, 2007                       $14,768                    $15,580                 $17,694
July 31, 2007                       $14,454                    $15,249                 $16,876
August 31, 2007                     $14,465                    $15,260                 $17,065
September 30, 2007                  $14,970                    $15,794                 $17,651
October 31, 2007                    $15,334                    $16,178                 $17,653
November 30, 2007                   $14,687                    $15,495                 $16,790
December 31, 2007                   $14,766                    $15,578                 $16,628
January 31, 2008                    $14,150                    $14,928                 $15,962
February 29, 2008                   $13,568                    $14,314                 $15,293
March 31, 2008                      $13,176                    $13,901                 $15,178
April 30, 2008                      $13,904                    $14,669                 $15,918
May 31, 2008                        $13,848                    $14,609                 $15,893
June 30, 2008                       $12,617                    $13,310                 $14,371
July 31, 2008                       $12,594                    $13,287                 $14,320
August 31, 2008                     $12,796                    $13,499                 $14,563
September 30, 2008                  $11,867                    $12,519                 $13,493
October 31, 2008                    $9,639                     $10,169                 $11,157
November 30, 2008                   $8,754                     $9,236                  $10,357
December 31, 2008                   $8,575                     $9,047                  $10,501
January 31, 2009                    $7,788                     $8,217                  $9,293
February 28, 2009                   $6,869                     $7,247                  $8,052
March 31, 2009                      $7,444                     $7,853                  $8,740
April 30, 2009                      $8,305                     $8,762                  $9,677
May 31, 2009                        $8,880                     $9,368                  $10,275
June 30, 2009                       $8,799                     $9,283                  $10,200



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 08/03/99-06/30/09. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2009       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge      -30.71%      -10.14%       -2.99%        -0.81%
Including Sales Charge      -34.33%      -11.74%       -4.03%        -1.35%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of -0.74% (at net asset value) for the six months ended June 30, 2009.

The first quarter of 2009 began with a continuation of the aggressive bear market that plagued the world since last fall. Toward the end of the quarter, the market rallied on scattered improvement in economic data, driven by strength in the least defensive sectors, including energy, autos, consumer discretionary and producer durables. Even as the broad S&P 500 rose 8.5% in March for its best one-month percentage gain since October 2002, uncertainty about the struggling economy left the benchmark U.S. Stock index down 11.7% for Q1. The S&P 500 marked its sixth consecutive quarterly decline, matching the longest streak of quarterly drops that stretched from the end of 1968 to the end of the second quarter of 1970. This time, the S&P cumulative slide for the past six quarters was 47.7%, compared with a 30.6% drop 39 years ago. For the quarter, the Russell 2000 Value fell 19.64% while the Fund shed 16.36%. The Funds best performing relative sector was financials, due to a lighter weighting in an underperforming group, as well as strong stock selection. The industrial sector was also a strong relative contributor, entirely due to stock selection. On the negative side, our consumer staples holdings were hurt by disappointing results from a food producer, which has since been sold. Our information technology holdings also lagged in their overall contribution to the portfolio, despite strong stock selection, due to the fact that we simply didn't own enough of a group that did better than the market.

The second quarter of 2009 began with a continuation of the strong rally off the multi-year lows established in early March. Healing began in the banking system and credit markets, and experts are more optimistic about the impact of massive fiscal stimulus and monetary policy initiatives. Measures of financial stress, including bond spreads, steadily decreased as investors regained some of their appetite for risk. Fears of depression scenario began to fade. The pessimism surrounding the market also began to ebb, and this can be seen clearly by the sectors that lead the market. The consumer discretionary sector was the strongest, followed by information technology, energy and materials. The common thread is clear; all of these sectors stand to benefit strongly in a recovery. Key benchmark indicies S&P 500 and Russell 2000 Value rose 15.93%, and 18.00%, respectively for the quarter, while the Fund gained 18.67%. The Fund's performance was driven primarily by positive stock selection and a relative overweight in the energy sector, a strong performing group. Next best was health care, again driven by strong stock selection. Information technology detracted from performance. Despite positive stock selection, a light weighting caused us to fall short of the benchmark. Consumer staples was also a weakness, with a combination of weak stock selection and a slight overweight in a poor performing sector.

We are steadfast in our commitment to finding well managed companies with strong balance sheets and free cash flow that are selling at discount valuations to the market. Long-term total return and capital preservation remains the investment objective of the Fund.



VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2009 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055
January 31, 2007                    $16,804                    $17,728                 $22,385
February 28, 2007                   $16,782                    $17,705                 $22,110
March 31, 2007                      $17,296                    $18,247                 $22,377
April 30, 2007                      $17,702                    $18,675                 $22,609
May 31, 2007                        $18,450                    $19,465                 $23,438
June 30, 2007                       $18,226                    $19,228                 $22,892
July 31, 2007                       $17,135                    $18,077                 $20,944
August 31, 2007                     $17,296                    $18,247                 $21,363
September 30, 2007                  $17,595                    $18,562                 $21,460
October 31, 2007                    $17,670                    $18,641                 $21,694
November 30, 2007                   $16,986                    $17,920                 $20,068
December 31, 2007                   $16,891                    $17,820                 $19,899
January 31, 2008                    $16,060                    $16,944                 $19,082
February 29, 2008                   $15,480                    $16,332                 $18,324
March 31, 2008                      $15,674                    $16,536                 $18,600
April 30, 2008                      $16,208                    $17,100                 $19,188
May 31, 2008                        $16,993                    $17,928                 $19,844
June 30, 2008                       $15,890                    $16,764                 $17,940
July 31, 2008                       $16,242                    $17,136                 $18,860
August 31, 2008                     $16,834                    $17,760                 $19,756
September 30, 2008                  $15,981                    $16,860                 $18,830
October 31, 2008                    $13,319                    $14,052                 $15,069
November 30, 2008                   $12,079                    $12,744                 $13,323
December 31, 2008                   $12,239                    $12,912                 $14,143
January 31, 2009                    $10,877                    $11,475                 $12,123
February 28, 2009                   $9,608                     $10,136                 $10,439
March 31, 2009                      $10,294                    $10,860                 $11,366
April 30, 2009                      $11,804                    $12,453                 $13,169
May 31, 2009                        $12,204                    $12,875                 $13,454
June 30, 2009                       $12,307                    $12,984                 $13,412


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-06/30/09. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through June 30, 2009         One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge        -23.11%      -7.72%    	   -0.68%          3.16%
Including Sales Charge        -27.12%      -9.36%    	   -1.75%          2.48%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2009

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 92.7%
General Obligations 10.2%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $178,502
Missoula Cnty Sch Dist #4 Hellgate (GTY) 4.25% 6/15/24                           235,000               231,256
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               253,518
Puerto Rico Commonwealth (NTL RE)  6.00%  07/01/27                               600,000               608,730
                                                                                                     ---------
                                                                                                     1,272,006
                                                                                                     ---------
Certificate of Participation  4.3%
Helena, MT Certificate of Participation  4.00%  01/01/20                         230,000               222,318
Helena, MT Certificate of Participation  4.625%  01/01/24                        135,000               134,996
Helena, MT Certificate of Participation  5.00%  01/01/29                         175,000               173,810
                                                                                                     ---------
                                                                                                       531,124
                                                                                                     ---------
Continuing Care Revenue Bonds  0.5%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,761
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                36,830
                                                                                                     ---------
                                                                                                        68,591
                                                                                                     ---------
Higher Education Revenue Bonds  12.2%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       575,000               540,270
MT St Brd Regents Hghr Ed Rev MSU (AMBAC)  5.00%  11/15/18                       260,000               282,113
MT Brd Regents (U of M) Hgher Ed Rev Ser F (NTL RE) 5.75% 05/15/24               135,000               139,078
*Univ of MT Revs Facs Acq & Imp Ser C (NTL RE) 5.00%  11/15/17                   140,000               151,561
Univ of MT Revs Higher Ed Facs Imp Ser D (NTL RE) 5.375% 05/15/19                370,000               412,857
                                                                                                     ---------
                                                                                                     1,525,879
                                                                                                     ---------
Hospital Revenue Bonds  21.0%
MT Fac Fin Auth Glendive Med Pj 4.50% 07/01/23                                   250,000               236,310
MT Fac Fin Auth Hlth Care Facs Rev  5.00%  01/01/22                              100,000                99,035
MT Fac Fin Auth Prov Hlth & Svce 5.00% 10/01/19                                  175,000               184,161
MT Fac Fin Auth Providence Svcs (NTL RE)  5.00%  12/01/18                        270,000               295,844
MT Fac Fin Auth Providence Svcs (NTL RE)  4.80%  12/01/20                        105,000               114,543
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/24                        150,000               147,909
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/25                        125,000               123,780
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr 5.20% 12/01/21             145,000               146,185
*MT Hlth Fac Auth Sisters Chrty Leavenworth (NTL RE)  5.125%  12/01/18           175,000               174,522
MT Hlth Fac Auth Sisters Chrty Leavenworth (NTL RE)  5.00%  12/01/24             515,000               518,873
MT Fac Fin Auth Hlth Master Ln Pg NE MT 4.50% 05/01/27                           250,000               225,838
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           350,000               350,147
                                                                                                     ---------
                                                                                                     2,617,147
                                                                                                     ---------
Housing Revenue Bonds  14.2%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             55,000                52,988
MT St Brd Hsg Sngle Fam Prog Ser A Non-AMT  5.30%  12/01/29                      500,000               496,875
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 70,000                67,461
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                645,000               622,535
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 105,000               100,847
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  70,000                70,222
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              125,000               115,498
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26                                180,000               161,246
MT St Brd Hsg Sngle Fam Mtg Ser B  4.75% 12/01/27                                100,000                89,089
                                                                                                     ---------
                                                                                                     1,776,761
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 7.8%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               259,743
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               174,922
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               258,595
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20               285,000               276,285
                                                                                                     ---------
                                                                                                       969,545
                                                                                                     ---------
Utility Revenue Bonds 7.1%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00%  03/01/31           355,000               269,385
*Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC)  4.65%  08/01/23              750,000               619,800
                                                                                                     ---------
                                                                                                       889,185
                                                                                                     ---------
Other Revenue Bonds  15.4%
Billings MT Spl Impt Dist No 1385  7.00%  07/01/17                               255,000               259,281
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000               153,114
Missoula MT Spl Assmnt Pooled Spl 4.75% 07/01/27                                 200,000               173,300
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                86,277
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000                89,721
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               119,331
MT St Dept Transn Rev Grant Antic 5.00% 06/01/22                                 350,000               370,342
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               204,278
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               100,504
Puerto Rico Comwlth Hwy & Trns Auth Hwy Rev (NTL RE)  5.50%  07/01/20            270,000               264,975
Whitefish MT Tax Increment Urban Renwl Rev Emrgy Svcs  4.625%  07/15/20          100,000                99,745
                                                                                                     ---------
                                                                                                     1,920,868
                                                                                                    ----------

Total Municipal Bonds (cost $11,916,548)                                                            11,571,106

SHORT-TERM INVESMENTS 6.4%
Wells Fargo Advantage National Tax-Free Money Market                             500,000               500,000
Franklin Double TF Income Fund                                                    28,276               303,689
Total Short-Term Investments (cost: $800,596)                                                       ----------
                                                                                                       803,689

TOTAL MARKET VALUE OF SECURITIES OWNED  99.1% (COST $12,717,144)                                    12,374,795
                                                                                                   -----------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.9%                                                  108,999
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,315,299 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,483,794
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
CIFG  Insured by CIFG Assurance North America, Inc.
FSA  Insured by Financial Security Assurance
GTY  Insured by Assured Guaranty
NTL RE  Insured by National Reinsurance
RADIAN  Insured by Radian Group Inc.



VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2009

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.0%

General Obligations  9.7%
*Fargo ND Ref & Impt Ser D (NTL RE) 5.00% 05/01/28                               200,000               203,722
Fargo ND Pub Sch Dist No. 1 Ltd Tax 5.00% 05/01/23                               200,000               210,522
Grand Forks ND Pub Bldg Ser A (FSA) 4.625% 12/01/26                              100,000               101,330
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,440
                                                                                                     ---------
                                                                                                       568,014
                                                                                                     ---------
Building Authority Revenue Bonds  6.0%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                51,664
GF Cnty ND Bldg Auth Rev 5.00%  12/01/20                                         200,000               209,194
ND St Bldg Auth Lease Rev Ser A (NTL RE)  5.20%  12/01/19                         90,000                92,369
                                                                                                     ---------
                                                                                                       353,227
                                                                                                     ---------
Continuing Care Revenue Bonds 3.4%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18                 125,000               107,813
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                90,724
                                                                                                     ---------
                                                                                                       198,537
                                                                                                     ---------
Education Revenue Bonds  3.8%
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          210,000               220,263
                                                                                                     ---------
                                                                                                       220,263
                                                                                                     ---------
Higher Education Revenue Bonds  7.7%
*ND St Brd Hgher Ed Student Svcs Facs Rev MSU 5.50%  08/01/23                    125,000               114,073
*ND St Brd Hgher Ed Student Svcs Facs MSU 5.00% 08/01/18                         175,000               170,513
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                94,122
NDSU Rev Ser 2006A (AMBAC) 4.75% 04/01/29                                         75,000                72,794
                                                                                                     ---------
                                                                                                       451,502
                                                                                                     ---------
Hospital Revenue Bonds   17.1%
Burleigh Cty., ND Healthcare Rev (NTL RE)  5.25%  05/01/13                       150,000               149,640
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC) 5.125% 06/01/27                       75,000                65,294
Fargo ND Hlth Sys Rev MeritCare Obl 5.375% 06/01/27                              200,000               200,486
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,274
Grand Forks ND Hlth Care Sys Rev Altru Sys Obl Grp (NTL RE)  5.625%  08/15/27    200,000               188,294
Grand Forks ND Hlth Care Facs Rev United Hos Obl Grp  6.25%  12/01/24            150,000               143,097
Ward Cnty ND Hlth Care Fac Rev Trinity Obl Group 5.125% 07/01/25                 100,000                80,066
Ward Cnty ND Hlth Care Fac Rev Trinity Obl Group 5.125% 07/01/29                 200,000               150,850
                                                                                                     ---------
                                                                                                       999,001
                                                                                                     ---------
Housing Revenue Bonds  21.1%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                16,250
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               147,244
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D 5.20% 07/01/22                       200,000               195,752
ND St Hsg Fin Agy  5.15%  07/01/23                                               300,000               302,250
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.70%  07/01/09                      50,000                50,001
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55%  07/01/22                       55,000                53,173
ND St Hsg Fin Agy Hsg Fin Pg  6.00%  07/01/20                                    200,000               201,620
ND HFA Hsg Finance Program  5.20%  07/01/23                                      125,000               125,091
ND HFA Hsg Finance Program  5.80%  07/01/18                                      145,000               142,313
                                                                                                     ---------
                                                                                                     1,233,694
                                                                                                     ---------
Water Revenue Bonds  9.2%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA) 5.50%  08/01/10            50,000                52,129
ND St Water Comm Rev Water dev & Mgmt Prog (MBIA) 5.00% 08/01/25                 125,000               129,664
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               146,697
Minot ND Wtr & Swr Util Rev Ser D  5.25%  10/01/22                               200,000               207,780
                                                                                                     ---------
                                                                                                       536,270
                                                                                                     ---------
Utility Revenue Bonds  3.3%
Oliver Cnty ND PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27              195,000               191,938
                                                                                                     ---------
                                                                                                       191,938
                                                                                                     ---------
Other Revenue Bonds  13.7%
Grand Forks ND Mosquito Control Rev 4.75% 09/01/24                               100,000                99,421
Mercer Cnty ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22                        115,000               115,163
ND Pub Fin Auth Cap Fin Prog Ser A 5.00% 06/01/31                                100,000               100,363
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20                               150,000               144,427
NT Pub Fin Auth Indl Dev Prog  6.00%  06/01/34                                   200,000               206,334
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,780
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                15,714
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21                                    100,000                95,297
                                                                                                     ---------
                                                                                                       802,499
                                                                                                     ---------

Total Municipal Bonds (cost $5,643,456)                                                              5,554,945

SHORT-TERM INVESMENTS 3.9%
Wells Fargo Advantage National Tax-Free Money Market                             228,480               228,480
                                                                                                    ----------
Total Short-Term Investments (cost: $228,480)                                                          228,480
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED   98.9% (COST $5,871,936)                                     5,783,425

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.1%                                                   61,626
                                                                                                    ----------

NET ASSETS APPLICABLE TO 597,884 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,845,051
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
GTY  Insured by Assured Guaranty
NTL RE Insured by National Reinsurance

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2009

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 91.6%
Basic Materials 16.8%
Anadarko Petroleum                                               1,900                 $86,241
Apache                                                             600                  43,290
Bunge Limited                                                      500                  30,125
Chevron Texaco                                                   1,400                  92,750
Conoco Phillips                                                  1,100                  46,266
Exxon Mobil                                                      2,200                 153,802
Freeport-McMoran Copper & Gold*                                    600                  30,066
Hess Corporation                                                   600                  32,250
                                                                                      --------
                                                                                       514,790
                                                                                      --------
Conglomerates 5.8%
General Electrics						    4,600                  53,912
Honeywell                                                        2,000                  62,800
PPG Industries                                                   1,400                  61,460
                                                                                      --------
                                                                                       178,172
                                                                                      --------
Consumer Goods 10.6%
Altria Group                                                     3,700                  60,643
Archers-Daniels-Midland Co,                                      1,800                  48,186
Kimberly-Clark                                                   1,800                  94,374
Sealed Air                                                       2,600                  47,970
Tupperware                                                       2,800                  72,856
                                                                                      --------
                                                                                       324,029
                                                                                      --------
Financial Services  18.0%
BB&T                                                             4,700                 103,306
Chubb Corporation                                                2,300                  91,724
J.P. Morgan Chase & Co.                                          2,900                  98,919
Lincoln National                                                 1,600                  27,536
Morgan Stanley                                                   1,200                  34,212
Prudential Financial Inc.                                        2,000                  74,440
Wells Fargo & Company                                            5,000                 121,300
                                                                                     ---------
                                                                                       551,437
                                                                                     ---------
Healthcare 5.1%
Merck                                                            2,900                  81,084
Pfizer                                                           5,100                  76,500
                                                                                      --------
                                                                                       157,584
                                                                                      --------
Services 16.0%
Amerisource Bergen                                               5,100                  90,474
AT&T                                                             3,300                  81,972
CVS Corp.                                                        2,700                  86,049
Disney                                                           2,000                  46,660
J.C Penney Company                                               1,200                  34,452
Sysco Systems                                                    2,600                  58,448
Target                                                             800                  31,576
Time Warner Cable*                                                 933                  29,548
TJX Companies Inc.                                               1,000                  31,460
                                                                                      --------
                                                                                       490,639
                                                                                      --------
Technology 9.2%
Intel                                                            6,100                 100,955
Microsoft                                                        3,900                  92,703
Verizon Communications                                           2,900                  89,117
                                                                                      --------
                                                                                       282,775
                                                                                      --------
Utilities 10.1%
American Electric Power                                          2,700                  78,003
Dominion Resources                                               2,300                  76,866
Exelon Corporation                                               1,500                  76,815
Public Service Enterprise Group                                  2,400                  78,312
                                                                                      --------
                                                                                       309,996
                                                                                      --------
Total Common Stocks (Cost $2,920,952)                                                2,809,422

SHORT-TERM INVESTMENTS 8.2%
Wells Fargo Advantage Cash Investment Fund                     125,000                 125,000
Wells Fargo Advantage Prime Investment Money Market            125,000                 125,000
                                                                                    ----------
Total Short-Term Investments (cost: $250,000)                                          250,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.8% (COST $3,170,952)                       3,059,422

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.2%                                     6,828
                                                                                    ----------
NET ASSETS APPLICABLE TO 402,801 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,066,250
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2009

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 92.3%
Basic Materials 4.1%
Exterran Holdings Inc.*                                          1,100                 $17,644
Oil States Intl Inc.*                                            2,400                  58,104
Walter Industries                                                1,100                  39,864
                                                                                      --------
                                                                                       115,612
                                                                                      --------
Conglomerates 3.6%
Crane Company                                                     1,700                 37,927
Teleflex                                                          1,400                 62,762
                                                                                      --------
                                                                                       100,689
                                                                                      --------
Consumer Goods 15.1%
AO Smith                                                         2,050                  66,769
AptarGroup                                                       2,100                  70,917
Borg Warner Automotive                                           2,000                  68,300
Carters Inc.*                                                    2,600                  63,986
Church & Dwight                                                  1,000                  54,310
Hanesbrand*                                                      1,900                  28,519
Treehouse Foods Inc.*                                              500                  14,385
Tupperware                                                       2,300                  59,846
                                                                                      --------
                                                                                       427,032
                                                                                      --------
Financial  18.8%
Aspen Insurance Holding Ltd.                                     1,600                  35,744
First Niagara Financial Group Inc.                               4,600                  52,532
Glacier Bancorp In.                                              2,800                  41,356
IPC Holdings                                                     3,100                  84,754
Prosperity Bancshares                                            2,300                  68,609
Senior Housing Properties Trust                                  4,000                  65,280
Tangor Factory Outlet Centers Inc.                               2,000                  64,860
Trustmark                                                        3,600                  69,552
Washington Federal Inc.                                          3,700                  48,100
                                                                                      --------
                                                                                       530,787
                                                                                      --------
Healthcare  4.0%
Chattem*                                                           800                  54,480
West Pharmaceutical Services                                     1,700                  59,245
                                                                                      --------
                                                                                       113,725
                                                                                      --------
Industrial Groups 11.4%
Barnes Group                                                     3,700                  43,993
Gardner Denver Inc.*                                             2,100                  52,857
General Cable*                                                   1,200                  45,096
Lincoln Electric Holdings Inc.                                     900                  32,436
Nordson Corp                                                     1,600                  61,856
RPM                                                              4,900                  68,796
Timken Company                                                     900                  15,372
                                                                                      --------
                                                                                       320,406
                                                                                      --------
Services 20.1%
BJs Wholesale*                                                   1,600                  51,568
Brinks                                                           1,300                  37,739
Bristow Group*                                                   2,100                  62,223
Childrens Place Retail Stores, Inc.*                               900                  23,787
Dicks Sporting Goods*                                            3,000                  51,600
Genesee & Wyoming Inc.*                                          1,000                  26,510
Jack In The Box*                                                 2,500                  56,125
Maximus Inc.                                                     1,600                  66,000
Owens & Minor                                                    1,900                  83,258
Trinity Industries Inc.                                            500                   6,810
Wabtec                                                           1,600                  51,472
Watson Wyatt Worldwide Inc.                                      1,300                  48,789
                                                                                      --------
                                                                                       565,881
                                                                                      --------
Technology  8.0%
Brocade Comm*                                                    7,300                  57,086
JDA Software Group Inc.*                                         1,000                  14,960
Mettler-Toledo International Inc.*                                 900                  69,435
Netgear*                                                         3,000                  43,230
Perot Systems Corporation*                                       2,900                  41,557
                                                                                      --------
                                                                                       226,628
                                                                                      --------
Utilities  7.2%
Cleco Corpoartion                                                2,400                  53,808
Piedmont Natural Gas                                             2,700                  65,097
Portland General Electric Company                                1,700                  33,116
Westar Energy Inc.                                               2,700                  50,679
                                                                                      --------
                                                                                       202,700
                                                                                      --------

Total Common Stocks (Cost $2,372,284)                                                2,603,100

SHORT-TERM INVESTMENTS 5.8%
Wells Fargo Advantage Cash Investment Fund                     115,000                 115,000
Wells Fargo Advantage Prime Investment Money Market             48,625                  48,625
                                                                                    ----------
Total Short-Term Investments (Cost $163,625)                                           163,625

TOTAL MARKET VALUE OF SECURITIES OWNED   98.1 % (COST $2,535,909)                    2,766,725

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.9%                                   52,455
                                                                                    ----------

NET ASSETS APPLICABLE TO 263,994 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,819,180
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities (Unaudited)
June 30, 2009

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $12,717,144                  $5,871,936             $3,170,952            $2,535,909
                                ------------------------------------------------------------------------------------
Value                            12,374,795                   5,783,425              3,059,422             2,766,725
Cash                                 78,120                           0                  5,968                     0
Receivable for fund shares sold      25,000                           0                      0                     0
Prepaid assets                          449                         261                    983                 1,107
Security sales receivable                 0                           0                      0               134,213
Interest & dividends receivable     160,016                      88,874                  5,252                 3,635
Other Receivables                         0                         111                    283                     0
                                ------------------------------------------------------------------------------------
Total assets                     12,638,380                   5,872,671              3,071,908             2,905,680
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable           99,361                           0                      0                80,053
Payable for shares redeemed               0                           0                      0                     0
Distributions payable                42,748                      21,002                      0                     0
Other accounts payable and
   accrued expenses                  12,477                       6,618                  5,658                 6,447
                                ------------------------------------------------------------------------------------
Total liabilities                   154,586                      27,620                  5,658                86,590
                                ------------------------------------------------------------------------------------
NET ASSETS                       12,483,794                   5,845,051              3,066,250             2,819,180
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT June 30, 2009
Capital shares, $0.001 par value,
  unlimited shares authorized    13,027,557                   6,050,721              4,510,555             3,630,533
Net unrealized appreciation
 (depreciation)                   (342,349)                    (88,511)              (111,529)               230,816
Accumulated net realized gain
  (loss) on investments           (201,414)                   (117,159)            (1,393,180)           (1,053,449)
Undistributed net investment
  income (loss)                           0                           0                 60,404                11,280
                                ------------------------------------------------------------------------------------
NET ASSETS                      $12,483,794                  $5,845,051             $3,066,250            $2,819,180
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $12,483,794                  $5,845,051             $3,066,250            $2,819,180
Shares outstanding                1,315,299                     597,884                402,801               263,994
Net asset value per share             $9.49                       $9.78                  $7.61                $10.68
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)               $9.86                      $10.16                  $8.03                $11.27
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations (Unaudited)
For the six months ended June 30, 2009

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $282,264                   $144,004                 $      0              $     0
Dividends                           5,667                        661                   77,747               31,122
                               -------------------------------------------------------------------------------------
Total investment income           287,931                    144,665                   77,747               31,122
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           28,895                     13,691                   10,117               13,228
Administrative fees                 6,590                      4,001                    2,877                2,781
Distribution fees                  14,447                      6,845                    3,613                3,307
Transfer agent fees                 3,313                      2,405                    4,098                4,354
Accounting fees                     4,556                      3,036                    2,366                2,305
Professional fees                   4,823                      4,754                    5,302                5,302
Insurance                           1,301                        642                      540                  489
Trustee fees                          577                        578                      579                  579
Registration fees                     497                         62                      566                  553
Custodian fees                      1,838                      1,839                    1,852                1,852
                               -------------------------------------------------------------------------------------
 Total expenses                    66,837                     37,853                   31,910               34,750
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (17,716)                   (14,578)                (14,567)             (14,908)
                               ------------------------------------------------------------------------------------
Net expenses                       49,121                     23,275                   17,343               19,842
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      238,810                    121,390                   60,404               11,280
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                    18,128                     8,703                (267,628)            (263,340)
Net change in unrealized
  appreciation (depreciation)
  of investments                   426,427                   310,178                 122,726               120,674
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS       444,555                   318,881                (144,092)            (115,666)
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $683,365                   $440,271               $(84,498)           $(104,386)
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets (Unaudited)
For the six months ended June 30, 2009

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $238,810                   $121,390                 $60,404                $11,280
Net realized gain (loss)
   on investments                   18,128                      8,703               (267,628)              (236,340)
Net change in unrealized
   appreciation (depreciation)
   of investments                  426,427                    310,178                 122,726                120,674
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  683,365                    440,271                (84,498)              (104,386)
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (238,810)                  (121,390)                     0                     0
Net realized gains                       0                          0                      0                     0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (238,810)                  (121,390)                     0                     0
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,676,863                     473,432                136,460                73,351
Proceeds from reinvestment
  of distributions                 174,663                      76,056                 83,721                17,986
Cost of shares repurchased       (397,805)                    (77,636)              (306,485)             (286,447)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                   1,453,721                     471,852                (86,304)            (195,110)
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $1,898,276                    $790,733              $(170,802)           $(299,496)
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $10,585,518                  $5,054,318             $3,237,052            $3,118,676
                               -------------------------------------------------------------------------------------
End of period                  $12,483,794                  $5,845,051             $3,066,250            $2,819,180
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2008

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $418,684                   $218,705                $84,399               $18,088
Net realized gain (loss)
   on investments                  (72,824)                   (44,995)            (1,125,552)              (817,109)
Net change in unrealized
   appreciation (depreciation)
   of investments                 (856,868)                  (429,956)            (1,189,305)              (350,276)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                 (511,008)                   (256,246)           (2,230,458)            (1,149,297)
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (418,684)                  (218,705)               (84,399)               (18,088)
Net realized gains                       0                          0                      0                      0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (418,684)                  (218,705)               (84,399)               (18,088)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,490,950                    658,839                681,669                669,000
Proceeds from reinvestment
  of distributions                 305,835                    159,937                510,952                242,191
Cost of shares repurchased      (1,180,766)                  (941,248)              (480,631)              (443,604)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                   1,616,019                   (122,472)               711,990                467,587
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $686,327                  $(597,423)           $(1,602,867)             $(699,798)
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $ 9,899,191                 $5,651,741             $4,839,919             $3,818,474
                               -------------------------------------------------------------------------------------
End of period                  $10,585,518                 $5,054,318             $3,237,052             $3,118,676
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/09-    01/01/08-    01/01/07-    01/01/06-    01/01/05-    01/01/04-
                                           06/30/09     12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
                                          (Unaudited)
                                           --------------------------------------------------------------------------
Net asset value, beginning of period          $9.12        $9.96       $10.06       $10.04       $10.22       $10.20
                                           --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.19         0.39         0.39         0.39         0.38         0.38
Net realized and unrealized gain
   (loss) on investments                       0.37        (0.84)       (0.10)        0.02        (0.18)        0.02
                                           --------------------------------------------------------------------------
Total from investment operations               0.56        (0.45)        0.29         0.41         0.20         0.40
                                           --------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.19)       (0.39)       (0.39)       (0.39)       (0.38)       (0.38)
Net realized gains                             0.00         0.00         0.00         0.00         0.00         0.00
                                           ---------------------------------------------------------------------------
Total distributions                           (0.19)       (0.39)       (0.39)       (0.39)       (0.38)       (0.38)
                                           ---------------------------------------------------------------------------
Net asset value, end of period                $9.49        $9.12        $9.96       $10.06       $10.04       $10.21
                                           ---------------------------------------------------------------------------
Total return1                                  6.22%       (4.66)%       2.96%        4.15%        1.96%        4.05%
                                           ---------------------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $12,484       $10,586     $9,899       $11,084      $12,408      $12,206
Ratio of net expenses to average net assets    0.85%2,3    0.85%2      0.76%2        0.63%2       0.55%2       0.41%2
Ratio of net investment income to
   average net assets                          4.12%3      4.03%       3.91%         3.87%        3.71%        3.78%
Portfolio turnover rate                        0.50%      14.34%      26.57%        24.39%       24.59%       26.55%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has Contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund
Management, LLC waived fees and reimbursed expenses totaling $17,716, $25,855, $35,778, $53,771, $65,270, and $80,645.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.15%, 1.10%, 1.11%, 1.08%, 1.06% and 1.06% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/09-    01/01/08-    01/01/07-     01/01/06-     01/01/05-    01/01/04-
                                           06/30/09     12/31/08     12/31/07      12/31/06      12/31/05     12/31/04
                                          (Unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period         $9.22      $10.10        $10.22        $10.14        $10.29        $10.29
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.21        0.40          0.40          0.39          0.38          0.38
Net realized and unrealized gain
   (loss) on investments                      0.56       (0.88)        (0.12)         0.08         (0.15)         0.00
                                           ----------------------------------------------------------------------------
Total from investment operations              0.77       (0.48)         0.28          0.47          0.23          0.38
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.21)      (0.40)        (0.40)        (0.39)        (0.38)        (0.38)
Net realized gains                            0.00        0.00          0.00          0.00          0.00          0.00
                                           ----------------------------------------------------------------------------
Total distributions                          (0.21)      (0.40)        (0.40)        (0.39)        (0.38)        (0.38)
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $9.78       $9.22        $10.10        $10.22        $10.14        $10.29
                                           ----------------------------------------------------------------------------
Total return1                                 8.44%      (4.89)%        2.77%         4.77%         2.24%         3.76%


Ratios/supplemental data:
Net assets, end of period (000s)              $5,845      $5,054      $5,652         $5,876        $6,451        $6,086
Ratio of net expenses to average net assets 0.85%2,3      0.85%2      0.77%2         0.62%2        0.52%2        0.44%2
Ratio of net investment income to
   average net assets                        4.43%3        4.10%       3.92%          3.86%         3.70%         3.68%
Portfolio turnover rate                       4.15%       30.91%      28.12%         35.84%        17.61%        22.36%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	 its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $14,578, $19,442, $25,374, $34,667, $42,214, and $40,375.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.38%, 1.21%, 1.20%, 1.18%, 1.16% and 1.18% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/09-   01/01/08-    01/01/07-     01/01/06-     01/01/05-    01/01/04-
                                           06/30/09    12/31/08     12/31/07      12/31/06      12/31/05     12/31/04
                                           (unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period         $7.66        $13.19        $13.09        $11.64        $10.88      $10.06
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.15          0.20          0.27          0.14          0.08        0.05
Net realized and unrealized gain
   (loss) on investments                     (0.20)        (5.53)         1.24          1.67          0.76        0.82
                                           ----------------------------------------------------------------------------
Total from investment operations             (0.05)        (5.33)         1.51          1.81          0.84        0.87
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                         0.00         (0.20)        (0.27)        (0.14)        (0.08)      (0.05)
Net realized gains                            0.00          0.00         (1.14)        (0.22)         0.00        0.00
                                           ----------------------------------------------------------------------------
Total distributions                           0.00         (0.20)        (1.41)        (0.36)        (0.08)      (0.05)
                                           ----------------------------------------------------------------------------

Net asset value, end of period               $7.61         $7.66        $13.19        $13.09        $11.64      $10.88
                                           ----------------------------------------------------------------------------
Total return1                                (0.65)%     (40.41)%       11.52%        15.58%         7.76%        8.63%

Ratios/supplemental data:
Net assets, end of period (000s)            $3,066        $3,237        $4,840        $4,286        $3,636      $3,088
Ratio of net expenses to average net assets   1.19%2,3     1.20%2        1.35%2        1.35%2        1.34%2      1.34%2
Ratio of net investment income to
   average net assets                         4.14%3        1.84%         2.01%         1.18%         0.81%       0.47%
Portfolio turnover rate                      35.12%        61.86%        35.23%        22.53%        37.51%      25.70%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.20% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $14,567, $16,816, $17,059, $17,512, $15,575, and $14,372.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.19%, 1.56%, 1.70%, 1.78%, 1.82% and 1.84% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                           01/01/09-    01/01/08-     01/01/07-     01/01/06-    01/01/05-    01/01/04-
                                           06/30/09     12/31/08      12/30/07      12/31/06     12/31/05     12/31/04
                                           (unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period         $10.76        $14.85        $15.43        $14.32        $14.40     $12.43
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.04          0.06          0.02          0.01         (0.03)     (0.06)
Net realized and unrealized gain
 (loss) on investments                        (0.12)        (4.09)         0.35          2.00          0.63       2.28
                                           ----------------------------------------------------------------------------
Total from investment operations              (0.08)        (4.03)         0.37          2.01          0.60       2.22
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                          0.00         (0.06)        (0.02)        (0.01)         0.00       0.00
Net realized gains                             0.00          0.00         (0.93)        (0.89)        (0.68)     (0.25)
                                           ----------------------------------------------------------------------------
Total distributions                            0.00         (0.06)        (0.95)        (0.90)        (0.68)     (0.25)
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $10.68        $10.76        $14.85        $15.43        $14.32     $14.40
                                           ----------------------------------------------------------------------------

Total return1                                 (0.74)%     (27.12%)         2.41%        14.02%         4.18%     17.86%

Ratios/supplemental data:
Net assets, end of period (000s)             $2,819        $3,119        $3,818        $3,243        $2,509     $1,715
Ratio of net expenses to average net assets    1.47%2,3     1.50%2        1.65%2        1.65%2        1.65%2     1.65%2
Ratio of net investment income to average
 net assets                                    0.83%3        0.47%         0.16%         0.08%       (0.21)%    (0.46)%
Portfolio turnover rate                       23.26%        71.46%        46.19%        36.96%        21.93%     15.39%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.50% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $14,908, $17,974, $18,509, $17,547, $15,661, and $14,316. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.57%, 1.96%, 2.15%, 2.23%, 2.39%, and 3.63% respectively.
3Annualized


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2009

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.
In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes,
(FIN 48). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions in financial statements. Management has analyzed the Funds' tax positions on federal income tax returns for all open tax years for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Funds financial statements as Other Expense.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions
Income and expenses are recorded on the accrual basis. Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2009 and year ended December 31, 2008 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2009           2008       2009       2008      2009      2008       2009      2008
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $238,810   $418,684   $121,390   $218,705        $0        $0         $0         $0
    Ordinary income               $0         $0         $0         $0        $0   $84,399         $0    $18,088
    Long-term capital gain        $0         $0         $0         $0        $0        $0         $0         $0


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/09        from 01/01/09       from 01/01/09      from 01/01/09
                                    through 06/30/09     through 06/30/09    through 06/30/09   through 06/30/09
                                    ----------------------------------------------------------------------------
Shares sold                                178,574              49,721           19,273                7,485
Shares issued in reinvestment
 of distributions                           18,703               8,040           10,930                1,672
Shares redeemed                            (42,480)             (8,135)         (49,901)             (34,952)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                    154,797              49,626          (19,698)             (25,795)
                                    ----------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the
Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Tax-Free Fund for Montana recognized $28,895 of investment advisory fees for the six months ended June 30, 2009. On June 30, 2009, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $5,311. The Tax-Free Fund for North Dakota recognized $13,691 of investment advisory fees for the six months ended June 30, 2009. On June 30, 2009, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $2,504. The Large-Cap Fund recognized $8,486 of investment advisory fees, after a partial waiver for the six months ended June 30, 2009. On June 30, 2009, the Large-Cap Fund had a payable to VFM for investment advisory fees of $1,697. The Small-Cap Fund recognized $11,065 of investment advisory fees, after a partial waiver for the six months ended June 30, 2009. On June 30, 2009, the Small-Cap Fund had a payable to VFM for investment advisory fees of $2,193. Under a sub-advisory agreement between Fox Asset Management, LLC (the sub-adviser) and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $25 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $25 million.

As compensation for its services provided to the Small-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets up to $5 million, 0.45% from $5 million to $15 million, 0.50% from $15 million to $25 million, 0.55% from $25 million to $35 million and 0.60% in excess of $35 million.

The Funds had entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. The Funds entered into an agreement with Integrity Fund Services, Inc. on June 8, 2009 to provide transfer agent, fund accounting, and administrative services to each of the Funds. Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of each Fund's average daily net assets on an annual basis for each Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month per fund plus reimbursement of out-of pocket expenses. Integrity Fund Services provides fund accounting services for a monthly fee equal to the sum of a fixed fee of $2,000 per fund and a variable fee equal to 0.05% of each Fund's average daily net assets on an annual basis for each Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. Integrity Fund Services provides administrative services for a variable fee equal to 0.125% of each Tax-Free Fund's average daily net assets on an annual basis and 0.15% of each Value Fund's average daily net assets on an annual basis for each Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million with a minimum of $2,000 per month per fund plus out-of-pocket expenses. After fee waivers, no fees for administrative services, portfolio accounting or transfer agent services were recognized by the Funds, for the six months ended June 30, 2009.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts. For the six months ended June 30, 2009, the Tax-Free Fund for Montana recognized $11,190, the Tax-Free Fund for North Dakota recognized $1,709, Large-Cap Fund recognized $17 and Small-Cap Fund recognized $2 of 12b-1 fees after partial waivers. On June 30, 2009, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, the Large-Cap Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $2,389, $659, $0 and $0, respectively.

For the six months ending June 30, 2009, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $12,342, $397, $291 and $166 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2009 the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $428, $0, $0 and $0, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis. VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses from August 1, 2009 through April 29, 2010 so that the Tax-Free Fund's total operating expenses during this period will not exceed 1.07% of average net assets on an annual basis.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.


6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At December 31, 2008 , the Funds' most recently completed year end, the Tax-Free Fund for Montana and Tax-Free Fund for North Dakota had capital losses of $219,541 and $125,862 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2009. The Large-Cap Fund and Small-Cap Fund had capital losses of $1,125,552 and $786,503 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2016.

At June 30, 2009, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $12,717,144               $5,871,936               $3,170,952            $2,535,909
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                186,252                   79,760                  255,516               399,298
Unrealized depreciation               (528,601)                (168,271)                (367,046)             (168,482)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                    ($342,349)                ($88,511)               $(111,530)             $230,816
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2009 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $1,084,741                    $897,633              $942,388              $598,670
Sales                                $55,000                    $219,125            $1,048,053              $707,868

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

9.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. In accordance with the provisions of SFAS No. 157, the Funds adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however, the following additional disclosure is required about the inputs used to develop the measurements of fair value.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2009:

							Investments in Securities

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
    Valuation Inputs               for Montana            for North Dakota            Value Fund            Value Fund
    ------------------           -------------------------------------------------------------------------------------
Level 1 Quoted Prices                 $803,689                 $228,480               $3,059,422            $2,766,725
Level 2 Other Significant
	Observable Inputs           11,571,106                5,554,945                        -                     -
Level 3 Significant
	Unobservable Inputs                  -                        -                        -                     -
                                  ------------------------------------------------------------------------------------
Total                              $12,374,795               $5,783,425               $3,059,422            $2,766,725

In March of 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities
(SFAS 161). SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. SFAS 161 is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2009

Board Approval of Investment Advisory Agreement

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreement.

In considering whether to approve the Investment Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the nature, extent and quality of the services provided by the advisor; (2) the resources, experience and expertise of the advisor; (3) the performance of the Funds and the advisor; (4) the financial capability of the advisor; (5) the compliance history of the advisor; (6) the performance of the Funds in comparison to similarly managed funds; (7) the amount of the contractual advisory fee in comparison to similarly managed funds; (8) the profitability of the advisor; (9) the extent of any economies of scale; and
(10) the existence of any collateral benefits realized by the advisor and by the Funds.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Advisory Agreement: (1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Fund's have lower expense structures than most of the other funds and the projected expense ratios from August 1, 2009 through April 29, 2010 are similar or slightly higher than most funds of similar size and objective; (2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a lower expense structure than most of the other funds and after August 1, 2009 it is slightly higher than average; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap Value Fund has an expense structure slightly lower than the average of the other funds and after August 1, 2009 it is projected to be higher (absent any fee waivers); (4) a comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory; (6) the overall nature and quality of the services provided by the Advisor had historically been, and continued to be, satisfactory to the Trustees; (7) the Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Viking Funds are relatively small and are its only advisory clients; (8) the Trustees discussed the profitability issues regarding the Advisor and felt comfortable with the direction of the Advisor and its prospects for becoming more profitable, should its proposed acquisition by Corridor be completed.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Sub-Advisory Agreement:
(1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC (Fox) are satisfactory; (2) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by other funds and separately managed accounts; (3) upon a review of the total return history and category rankings of each Value Fund, the Trustees deemed the performance of each Value Fund to be satisfactory;

(4) the Trustees are satisfied with Fox regarding its staffing and capabilities to manage the Value Funds, including the retention of personnel with significant portfolio management experience.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2009

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The Ending Account Value is derived from each Funds actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading Expenses Paid During Period for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Funds actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 01/01/09       Value 06/30/09   Period1 01/01/09-06/30/09
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,042.86              $4.31
Hypothetical (5% return before expenses)      $1,000.00           $1,020.58              $4.26

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,064.20              $4.35
Hypothetical (5% return before expenses)      $1,000.00           $1,020.58              $4.26

Viking Large-Cap Value Fund
Actual                                        $1,000.00             $919.69              $5.71
Hypothetical (5% return before expenses)      $1,000.00           $1,018.84              $6.01

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,012.32              $7.48
Hypothetical (5% return before expenses)      $1,000.00           $1,017.36              $7.50

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.85%; Viking Tax-Free Fund for North Dakota:
0.85%; Viking Large-Cap Value Fund: 1.20%; and Viking Small-Cap Value
Fund: 1.50%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q is available on the SECs website at http://www.sec.gov or upon request by calling 1-800-933-8413. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2009

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                42             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       72             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-2006.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              43             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
PO Box 500
Minot, ND 58702

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
PO Box 500
Minot, ND 58702

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
PO Box 500
Minot, ND 58702

CUSTODIAN
Wells Fargo Bank, N.A.
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

TRANSFER AGENT
Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413
701-852-1264

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed and attached as exhibits.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
    Act of 2002.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     September 4, 2009

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     September 4, 2009

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     September 4, 2009

                                             /s/ Adam Forthun
                                             --------------------------------
                                             Adam Forthun
                                             Treasurer